Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses [Line Items]
Personnel and management	R$ 1,081,797	R$ 1,878,332	R$ 977,904
Provisions For Performance And Profit Sharing [Member]
Operating costs and expenses [Line Items]
Personnel and management	179,283	173,662	39,655
Personnel [Member]
Operating costs and expenses [Line Items]
Personnel and management	861,714	1,681,961	918,515
Personnel [Member] | Salaries And Management Fees [Member]
Operating costs and expenses [Line Items]
Personnel and management	557,666	742,449	625,237
Personnel [Member] | Social Charges On Payroll [Member]
Operating costs and expenses [Line Items]
Personnel and management	186,502	220,148	207,364
Personnel [Member] | Long-Term Incentive Plan - ILP [Member]
Operating costs and expenses [Line Items]
Personnel and management	1,531	0	0
Personnel [Member] | Meal Assistance And Education Allowance [Member]
Operating costs and expenses [Line Items]
Personnel and management	97,709	109,307	95,229
Personnel [Member] | Compensation Voluntary Termination Program Retirement [Member]
Operating costs and expenses [Line Items]
Personnel and management	18,306	610,057	(9,315)
Management Catagories [Member]
Operating costs and expenses [Line Items]
Personnel and management	40,800	22,709	19,734
Management Catagories [Member] | Salaries And Management Fees [Member]
Operating costs and expenses [Line Items]
Personnel and management	27,362	17,889	15,606
Management Catagories [Member] | Social Charges On Payroll [Member]
Operating costs and expenses [Line Items]
Personnel and management	8,766	4,559	3,872
Management Catagories [Member] | Long-Term Incentive Plan - ILP [Member]
Operating costs and expenses [Line Items]
Personnel and management	4,064	0	0
Management Catagories [Member] | Other Expenses [Member]
Operating costs and expenses [Line Items]
Personnel and management	R$ 608	R$ 261	R$ 256